Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	$ (15,000)	$ 0
Cash, cash equivalents and restricted cash	40,782	60,507	$ 52,987	$ 75,710
Derivative assets	(240)	(2,973)
Advances to equity-accounted for joint venture	9,930	9,930
Long-term debt, including current portion	(593,226)	(735,406)
Total obligations related to finance leases	426,936	375,289
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(15,000)
Long-term debt, including current portion	(585,052)	(723,031)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	1,408	5,878
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	(61)	(57)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	40,782	60,507
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt		0
Total obligations related to finance leases	451,746	377,652
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	40,782	60,507
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(15,000)	0
Advances to equity-accounted for joint venture	9,930	9,930
Long-term debt, including current portion	(593,226)	(735,406)
Total obligations related to finance leases	426,936	375,289
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	1,408	5,878
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ (61)	$ (57)